Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (710)	$ (5,523)	$ (6,014)	$ (944)